Derivative Instruments and Hedging Activities, Net Gains (Losses) from Derivative Valuation Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
CVA	$ (11)	$ 17	$ 80
DVA	(26)	4	(109)
FVA	(8)	(85)	0
Total	$ (45)	$ (64)	$ (29)